Schedule of Fair Value of Preferred Stock Derived Using the Following Inputs (Details) - Gravitics Inc [Member] $ in Thousands	Mar. 30, 2026 USD ($)	Jan. 12, 2026 USD ($)	Dec. 31, 2024 USD ($)
FairValueMeasurementsLineItems [Line Items]
Equity value	$ 173,534	$ 99,868	$ 30,600
Measurement Input, Expected Term [Member]
FairValueMeasurementsLineItems [Line Items]
Risk-free rate	3.0	3.0
Measurement Input, Price Volatility [Member]
FairValueMeasurementsLineItems [Line Items]
Risk-free rate		0.75
Measurement Input, Risk Free Interest Rate [Member]
FairValueMeasurementsLineItems [Line Items]
Risk-free rate	0.038	0.038
Measurement Input Weighting of Exit Scenario [Member]
FairValueMeasurementsLineItems [Line Items]
Risk-free rate	0.40
Measurement Input Weighting of Going Concern Scenario [Member]
FairValueMeasurementsLineItems [Line Items]
Risk-free rate	0.60
Measurement Input, Option Volatility [Member]
FairValueMeasurementsLineItems [Line Items]
Risk-free rate	0.75